Item 1. Report to Shareholders


T. Rowe Price Inflation Protected Bond Fund
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Certified
Semiannual
Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

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T. Rowe Price Inflation Protected Bond Fund
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Certified Semiannual Report (Unaudited)


FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
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                                                      6 Months       10/31/02
                                                         Ended        Through
                                                      11/30/03        5/31/03
NET ASSET VALUE
Beginning of period                                  $  10.91       $  10.00

Investment activities
  Net investment income (loss)                           0.13*          0.23*

  Net realized and unrealized gain (loss)               (0.18)          0.80

  Total from investment activities                      (0.05)          1.03

Distributions
  Net investment income                                 (0.08)         (0.10)

  Net realized gain                                        --          (0.02)

  Total distributions                                   (0.08)         (0.12)

NET ASSET VALUE
End of period                                        $  10.78       $  10.91
                                                     ---------------------------

Ratios/Supplemental Data

Total return^                                         (0.45)%*        10.40%*

Ratio of total expenses
to average net assets                                   0.50%*!        0.50%*!

Ratio of net investment
income (loss) to average
net assets                                              2.52%*!        5.46%*!

Portfolio turnover rate                                 40.2%!         35.6%!

Net assets, end of period
(in thousands)                                       $ 31,206       $ 24,425

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 0.50% contractual expense limitation in effect through 9/30/04.

!  Annualized

The accompanying notes are an integral part of these financial statements.

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T. Rowe Price Inflation Protected Bond Fund
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Certified Semiannual Report (Unaudited)                        November 30, 2003


STATEMENT OF NET ASSETS                                 Par/Shares        Value
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                                                                In thousands

U.S. GOVERNMENT & AGENCY MORTGAGE-
BACKED SECURITIES  1.2%

U.S. Government Obligations  1.2%
Government National Mortgage Assn., 4.50%, 5/15/18   $      389   $       388

Total U.S. Government & Agency Mortgage-
Backed Securities (Cost  $401)                                            388

U.S. GOVERNMENT & AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  96.8%

U.S. Treasury Obligations  96.8%
U.S. Treasury Inflation-Indexed Bonds
          3.375%, 4/15/32                                 1,095         1,324

          3.875%, 4/15/29                                 4,883         6,202

U.S. Treasury Inflation-Indexed Notes
          1.875%, 7/15/13                                 6,075         6,006

          3.00%, 7/15/12                                  3,311         3,593

          3.375%, 1/15/07                                   590           638

          3.50%, 1/15/11                                  1,170         1,307

          3.625%, 1/15/08                                 4,516         4,974

          3.875%, 1/15/09                                 3,049         3,422

          4.25%, 1/15/10                                  2,361         2,726

Total U.S. Government & Agency Obligations
(Excluding Mortgage-Backed) (Cost  $29,609)                            30,192

Money Market Funds  1.7%
T. Rowe Price Government Reserve
     Investment Fund, 1.01% #                               523           523

Total Money Market Funds (Cost  $523)                                     523

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                                                                          Value
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                                                                   In thousands

Total Investments in Securities
99.7% of Net Assets (Cost  $30,533)                                $    31,103

Other Assets Less Liabilities                                              103

NET ASSETS                                                         $    31,206
                                                                   -----------
Net Assets Consist of:
Undistributed net investment income (loss)                         $       141

Undistributed net realized gain (loss)                                     283

Net unrealized gain (loss)                                                 570

Paid-in-capital applicable to 2,894,484
shares of $0.0001 par value capital
stock outstanding; 1,000,000,000 shares authorized                      30,212

NET ASSETS                                                         $    31,206
                                                                   -----------

NET ASSET VALUE PER SHARE                                          $     10.78
                                                                   -----------


#  Seven-day yield

The accompanying notes are an integral part of these financial statements.

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T. Rowe Price Inflation Protected Bond Fund
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Certified Semiannual Report (Unaudited)


STATEMENT OF OPERATIONS
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In thousands
                                                                       6 Months
                                                                          Ended
                                                                       11/30/03
Investment Income (Loss)
Income
  Interest                                                            $    264

  Dividend                                                                   7

  Other                                                                    139

  Total income                                                             410

Expenses
  Custody and accounting                                                    56

  Investment management                                                     50

  Registration                                                              36

  Shareholder servicing                                                     28

  Prospectus and shareholder reports                                         8

  Legal and audit                                                            8

  Directors                                                                  3

  Miscellaneous                                                              1

  Reductions/repayments pursuant to expense limitation
    Investment management fees (waived) repaid                             (50)
    Expenses (reimbursed by) repaid to manager                             (72)

  Total expenses                                                            68

Net investment income (loss)                                               342

Realized and Unrealized Gain (Loss)
Net realized gain (loss)
  Securities                                                               (17)

  Futures                                                                   12

  Written options                                                            2

  Net realized gain (loss)                                                  (3)

Change in net unrealized gain (loss) on securities                        (391)

Net realized and unrealized gain (loss)                                   (394)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                                $    (52)
                                                                      ---------


The accompanying notes are an integral part of these financial statements.

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T. Rowe Price Inflation Protected Bond Fund
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Certified Semiannual Report (Unaudited)


STATEMENT OF CHANGES IN NET ASSETS
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In thousands

                                                      6 Months      10/31/02
                                                         Ended       Through
                                                      11/30/03       5/31/03
Increase (Decrease) in Net Assets
Operations
  Net investment income                             $     342      $     421

  Net realized gain (loss)                                 (3)             3

  Change in net unrealized gain or loss                  (391)           961

  Increase (decrease) in net assets from operations       (52)         1,385

Distributions to shareholders
  Net investment income                                  (203)          (126)

  Net realized gain                                        --            (11)

  Decrease in net assets from distributions              (203)          (137)

Capital share transactions *
  Shares sold                                          14,000         30,310

  Distributions reinvested                                174            129

  Shares redeemed                                      (7,138)        (7,362)

  Increase (decrease) in net assets from capital
  share transactions                                    7,036         23,077

Net Assets
Increase (decrease) during period                       6,781         24,325

Beginning of period                                    24,425            100

End of period                                       $  31,206      $  24,425
                                                    ----------------------------

*Share information
  Shares sold                                           1,312          2,917

  Distributions reinvested                                 16             12

  Shares redeemed                                        (673)          (700)

  Increase (decrease) in shares outstanding               655          2,229

The accompanying notes are an integral part of these financial statements.

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T. Rowe Price Inflation Protected Bond Fund
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Certified Semiannual Report (Unaudited)                       November 30, 2003


NOTES TO FINANCIAL STATEMENTS
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NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Inflation Protected Bond Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on October 31, 2002. The fund seeks to provide inflation protection and income by investing primarily in inflation-protected debt securities.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.


Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Purchased and written options on futures contracts are valued at the last sale price. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the NYSE. Normally, developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE will not be reflected in security valuations used by the fund to compute its share price. However, if developments are so significant that they will, in the judgement of the fund, clearly and materially affect security values, such valuations may be adjusted to reflect the estimated fair value of the securities as of the close of the NYSE, as determined in good

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faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Expenses Paid Indirectly
Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Distributions to shareholders are recorded by the fund on the ex-dividend date. Dividends from mutual fund investments are reflected as dividend income; capital gain distributions from mutual fund investments are reflected as realized gain/loss. In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
During the six months ended November 30, 2003, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and or interest rates.

Options
Call and put options give the holder the right to purchase or sell, respectively, a particular futures contract at a specified price on a

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certain date. Risks arise from possible illiquidity of the options market and from movements in underlying futures prices. Transactions in options written and related premiums received during the six months ended November 30, 2003 were as follows:

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                                                 Number of
                                                 Contracts             Premiums

Outstanding at beginning of period                      --        $          --
Written                                                 10                5,000
Closed                                                 (10)              (5,000)
Outstanding at end of period                            --        $          --
                                                 -------------------------------

Other
Purchases and sales of U.S. government securities, aggregated $12,968,000 and $5,175,000, respectively, for the six months ended November 30, 2003.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2003.

At November 30, 2003, the cost of investments for federal income tax purposes was $30,533,000. Net unrealized gain aggregated $570,000 at period-end, of which $600,000 related to appreciated investments and $30,000 related to depreciated investments.

NOTE 4- RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.05% of the fund's average

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daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At November 30, 2003, the effective annual group fee rate was 0.32%.

The fund is also subject to a contractual expense limitation through September 30, 2004. During the limitation period, the manager is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 0.50%. Through September 30, 2006, the fund is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the fund's expense ratio to exceed its expense limitation. At November 30, 2003, management fees waived and expenses previously reimbursed by the manager remain subject to repayment by the fund in the amount of $237,000 through September 30, 2006.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $70,000 for the six months ended November 30, 2003, of which $11,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the six months ended November 30, 2003, dividend income from the Reserve Funds totaled $7,000.
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T. Rowe Price Inflation Protected Bond Fund
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Certified Semiannual Report


INFORMATION ON PROXY VOTING
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A description of the policies and procedures that the T. Rowe Price Inflation
Protected Bond Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics will be filed as a required exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Not effective until registrant's next annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Not effective until registrant's next annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR will be filed with the registrant's annual Form N-CSR.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Inflation Protected Bond Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     January 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     January 16, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     January 16, 2004